TD Asset Management USA Funds Inc.
31 West 52nd Street
New York, New York 10019

March 2, 2011

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)
File Nos. 033-96132 and 811-9086
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of prospectus and statement of additional information do not differ from those contained in Post-Effective Amendment No. 40 to the Company’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on March 1, 2011.

Please do not hesitate to contact the undersigned at (617) 476-1821 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/Jack P. Huntington
Jack P. Huntington
Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.
Elliot Gluck – Willkie Farr & Gallagher LLP